Related Party Transactions - Summary of Changes in Major Deposits Due to Customers with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		₩ 1,200	[1]	₩ 1,180	[1]	₩ 1,180
Changes in finance agreements from related parties [Abstract]
Increase		1,000		1,200		1,180
Decrease		1,200		1,180		1,180
Ending balance	[1]	1,000		1,200		1,180
Partner One Value Up I Private Equity Fund
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		100	[1]	329	[1]	863
Changes in finance agreements from related parties [Abstract]
Increase		0		550		637
Decrease		100		779		1,171
Ending balance	[1]	0		100		329
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		3,000	[1]	0	[1]	1,000
Changes in finance agreements from related parties [Abstract]
Increase		0		3,000		0
Decrease		3,000		0		1,000
Ending balance	[1]	0		3,000		₩ 0
One Mortgage [Member]
Reconciliation of changes in finance agreements from related parties [Abstract]
Beginning balance		0
Changes in finance agreements from related parties [Abstract]
Increase		1,200
Decrease		600
Ending balance		₩ 600		₩ 0

[1]	Details of payment between related parties, demand deposit due to customers and etc. are excluded.